Employee Stock Incentive Plans - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨) shares ₨ / shares	Mar. 31, 2023 INR (₨) shares ₨ / shares	Mar. 31, 2022 INR (₨) shares ₨ / shares	Mar. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock compensation expense recognized | ₨	[1]	₨ 5,590	₨ 3,958	₨ 4,164
Employee restricted stock unit option plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options vesting period description		one to three years
Weighted-average grant-date fair value of options granted | ₨ / shares		₨ 387.67	₨ 422.37	₨ 603.47
Weighted average share price of options exercised | ₨ / shares		₨ 422.87	₨ 421.06	₨ 604.47
Treasury shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares held by Wipro equity reward trust		5,952,740	9,895,836	14,689,729	19,401,215
WSRUP 2007 Plan [member] | Performance based restricted stock units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted		1,892,498	0	1,135,949
WARSUP 2004 Plan [member] | Performance based ADS [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number based stock options granted		5,659,164	0	2,941,546

[1]	Includes ₹ 54, ₹ (11) and ₹ 6 for the years ended March 31, 2022, 2023 and 2024, respectively, towards cash settled ADS RSUs.